Balance Sheet Components - Schedule of Accrued expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet Components [Abstract]
Accrued research & development	$ 364	$ 8	$ 859
Accrued professional fees	838	2
Accrued compensation	42
Accrued other	22	25	37
Total accrued expenses	$ 1,266	$ 35	$ 896